TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES
As at	March 31, 2026	December 31, 2025
Trade accounts payable	$1,138,666	$667,396
Accrued liabilities	3,121,581	2,729,947
	$4,260,247	$3,397,343